Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio

Initial Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03%B

Total annual operating expenses	0.61%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 62

3 years	$ 195

5 years	$ 340

10 years	$ 762

VCII-SUSTK-0324-102 1.9886536.102	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio

Investor Class

April 29, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%A,B

Distribution and/or Service (12b-1) fees	None

Other expenses	0.03%B

Total annual operating expenses	0.69%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.17% was previously charged under the services agreements.

B Adjusted to reflect current fees.

1 year	$ 70

3 years	$ 221

5 years	$ 384

10 years	$ 859

VCI-INV-SUSTK-0324-102 1.9886518.102	March 1, 2024

Supplement to the

Fidelity® Variable Insurance Products

Consumer Discretionary Portfolio

Service Class 2

August 11, 2023

Summary Prospectus

Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.58%A,B

Distribution and/or Service (12b-1) fees	0.25%

Other expenses	0.04%B,C

Total annual operating expenses	0.87%

A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.10% was previously charged under the services agreements.

B Adjusted to reflect current fees.

C Based on estimated amounts for the current fiscal year.

1 year	$ 89

3 years	$ 278

5 years	$ 482

10 years	$ 1,073

VCI-SC2-SUSTK-0324-100 1.9911399.100	March 1, 2024